Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 705,000
Previously Paid Amount	0.00
Total Fee Amount	104.06
Total Offset Amount	0.00
Net Fee	104.06
Narrative - Max Aggregate Offering Price	$ 705,000
Final Prospectus	true